INVESTMENTS IN DEBT AND EQUITY SECURITIES (Schedule of Marketable Securities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Corporate Bonds
Balance at start of the year	$ 9,431	$ 12,753
Additions during the year	1,350	1,287
Unrealized (loss)/gain recorded in other comprehensive income	(284)	279
Accumulated other-than-temporary impairment	(817)	(4,888)
Balance at end of the year	9,680	9,431
Equity Securities
Balance at start of the year	19,374	61,326
Disposals during the year	(9,608)	(23,661)
Unrealized gain/(loss)	1,087	(22,428)
Realized gain	725	4,864
Foreign currency translation loss	(48)	(727)
Balance at the end of year	11,530	19,374
Total Investment in Debt and Equity Securities	21,210	28,805
Equity Securities pledged to creditors	$ 10,238	$ 9,007